COMMITMENTS & CONTINGENCIES	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Feb. 29, 2020
COMMITMENTS & CONTINGENCIES

8.COMMITMENTS AND CONTINGENCIES

Operating Leases — The Company leases its primary office space under non-cancelable operating leases with various expiration dates through August 2027. Rent expense for the nine months ended November 30, 2020 and 2019 was $5.9 million and $6.6 million, respectively. Future minimum lease payments under non-cancelable operating leases as of November 30, 2020, are as follows (in thousands):

Fiscal Year Ending	Amount
2021	$2,535
2022	8,537
2023	6,570
2024	5,635
2025	2,091
Thereafter	9,003
Total minimum lease payments	$34,371

Contingencies — From time to time, the Company is subject to contingencies that arise in the ordinary course of business. The Company records an accrual for a contingency when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company does not currently believe the resolution of any such contingencies will have a material adverse effect upon the Company’s consolidated balance sheets, statements of comprehensive loss or statements of cash flows.

14. COMMITMENTS AND CONTINGENCIES

Acquisition-Related Obligations

The purchase agreements for Cloud Logistics and Averetek (see Note 5) include contingent payments of up to $4.5 million in consideration contingent upon successful attainment of revenue related criteria that extend up to two years subsequent to closing, as well as a deferred consideration payment of $1.1 million that extends one year subsequent to the closing of Averetek. The deferred consideration was recorded on the acquisition date. The earn-out liabilities were recorded at fair value on the acquisition dates and are remeasured at each reporting date and adjusted if necessary. At the acquisition date, the fair value of the contingent consideration was $2.0 million. The Company determined there was no change in fair value at February 29, 2020.

Upon purchasing Amber Road (see Note 5), equity incentive compensation previously granted to Amber Road employees was converted to deferred cash compensation, whereby employees may vest in cash payments over periods up to four years from the date of acquisition. Vesting is contingent upon continued employment with the Company. Deferred compensation amounts are calculated based on the price the Company paid for Amber Road’s stock at acquisition, the strike price of the original grant, and the number of former Amber Road shares that would have vested over the period. For the fiscal year ended February 29, 2020, the Company recorded $10.9 million of expense for Amber Road deferred compensation in the consolidated statements of comprehensive loss, including $9.5 million related to accelerated deferred compensation payments negotiated in exit agreements with certain former Amber Road executives. An accrual of $0.8 million is included on the consolidated balance sheet as of February 29, 2020 for vested, unpaid Amber Road deferred compensation. Unvested future payments that are contingent upon the continuous employment of participating employees totaled $2.1 million at February 29, 2020.

Operating Leases — The Company leases its primary office space under non-cancelable operating leases with various expiration dates through August 2027. Rent expense for the fiscal years ended February 29, 2020 and February 28, 2019 was $8.4 million and $4.4 million, respectively. Future minimum lease payments under non-cancelable operating leases as of February 29, 2020, are as follows (in thousands):

Fiscal year ending:
2021	$7,990
2022	5,864
2023	4,040
2024	3,330
2025	2,306
Thereafter	1,679
Total minimum lease payments	$25,209

Several of the operating lease agreements require the Company to provide security deposits. As of February 29, 2020, and February 28, 2019, lease deposits totaled approximately $3.3 million and $1.3 million, respectively. The deposits are generally refundable at the expiration of the lease, assuming all of the Company’s obligations under the lease agreement have been met. Deposits are included in other assets in the consolidated balance sheets.

Contingencies — From time to time, the Company is subject to contingencies that arise in the ordinary course of business. The Company records an accrual for a contingency when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company does not currently believe the resolution of any such contingencies will have a material adverse effect upon the Company’s consolidated balance sheets, statements of comprehensive loss, or statements of cash flows.

CC NEUBERGER PRINCIPAL HOLDINGS I
COMMITMENTS & CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and shareholder rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Pursuant to the Forward Purchase Agreement, the Company has agreed to use its reasonable best efforts (i) to file within 30 days after the closing of a Business Combination a registration statement with the SEC for a secondary offering of the Forward Purchase Shares and the Forward Purchase Warrants (and underlying Class A ordinary shares), (ii) to cause such registration statement to be declared effective promptly thereafter but in no event later than sixty (60) days after the initial filing, (iii) to maintain the effectiveness of such registration statement until the earliest of (A) the date on which NBOKS or its assignees cease to hold the securities covered thereby and (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act and (iv) after such registration statement is declared effective, cause us to conduct firm commitment underwritten offerings, subject to certain limitations. In addition, the Forward Purchase Agreement provides that these holders will have certain "piggy-back" registration rights to include their securities in other registration statements filed by the Company.

Underwriting agreement

The Company granted the underwriters a 45‑day option from the date of the final prospectus to purchase up to 5,400,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. On April 24, 2020, the underwriters fully exercised their over-allotment option.

The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $8.3 million, paid upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred underwriting commission of $0.35 per unit, or approximately $14.5 million. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Deferred legal fees

The Company obtained legal advisory services from two legal counsel firms in connection with the Initial Public Offering and agreed to pay their fees upon the consummation of the initial Business Combination. As of December 31, 2020, the Company recorded approximately $0.9 million in deferred legal fees in connection with such agreements in the accompanying balance sheet.